Stock-Based Compensation	12 Months Ended
Dec. 31, 2017
Share Based Compensation [Abstract]
Stock-Based Compensation

Note 12. Stock-Based Compensation

Common Stock and Stock‑Based Awards

The Company has authorized common stock of 100,000,000 shares, par value $0.00001 per share.

The Company accounts for stock-based compensation in accordance with ASC 718, Compensation—Stock Compensation. Total stock-based compensation expense in the accompanying consolidated statements of income was $6.3 million, $3.3 million and $1.5 million during the years ended December 31, 2017, 2016 and 2015, respectively.

The Board of Directors (“BOD”) adopted the Eldorado Resorts, Inc. 2015 Equity Incentive Plan (“2015 Plan”) on January 23, 2015 and our stockholders subsequently approved the adoption of the 2015 Plan on June 23, 2015. The Plan permits the granting of stock options, including incentive stock options (“ERI Stock Options”), stock appreciation rights, restricted stock or restricted stock units (“RSUs”), performance awards, and other stock-based awards and dividend equivalents. ERI Stock Options primarily vest ratably over three years and RSUs granted to employees and executive officers primarily vest and become non-forfeitable upon the third anniversary of the date of grant. RSUs granted to non-employee directors vest immediately and are delivered upon the date that is the earlier of termination of service on the BOD or the consummation of a change of control of the Company. The performance awards relate to the achievement of defined levels of performance and are generally measured over a one or two-year performance period depending upon the award agreement. If the performance award levels are achieved, the awards earned will vest and become payable at the end of the vesting period, defined as either a one or two calendar year period following the performance period. Payout ranges are from 0% up to 200% of the award target.

Pursuant to the Merger Agreement, the outstanding equity awards of Isle were converted into comparable equity awards of ERI stock as follows:

Isle stock options. Each option or other right to acquire Isle common stock (each an “Isle Stock Option”) that was outstanding immediately prior to the Isle Acquisition Date (whether vested or unvested), as of the Isle Acquisition Date, (i) continued to vest or accelerate (if unvested), as the case may be, in accordance with the applicable Isle stock plan, the award agreement pursuant to which such Isle Stock Option was granted and, if applicable, any other relevant agreements (such as an employment agreement), (ii) ceased to represent an option or right to acquire shares of Isle common stock, and (iii) was converted into an option or right to purchase that number of shares ERI common stock equal to the number of shares of Isle common stock subject to the Isle Stock Option multiplied by the Stock Consideration at an exercise price equal to the exercise price of the Isle Stock Option divided by the Stock Consideration, subject to the same restrictions and other terms as are set forth in the Isle equity incentive plan, the award agreement pursuant to which such Isle Stock Option was granted and, if applicable, any other relevant agreements (such as an employment agreement).

Isle restricted stock awards. Each share of Isle common stock subject to vesting, repurchase or lapse restrictions (each an “Isle Restricted Share”) that was outstanding under any Isle equity plan or otherwise immediately prior to the Isle Acquisition Date, as of the Isle Acquisition Date, continued to vest or accelerate (if unvested), as the case may be, in accordance with the applicable Isle stock plan, the award agreement pursuant to which such Isle Restricted Share was granted, and, if applicable, any other relevant agreements (such as an employment agreement) and was exchanged for shares of ERI common stock (in an amount equal to the Stock Consideration, with aggregated fractional shares rounded to the nearest whole share) and remain subject to the same restrictions and other terms as are set forth in the Isle stock plan, the award agreement pursuant to which such Isle Restricted Share was granted, and, if applicable, any other relevant agreements (such as an employment agreement).

Isle performance stock units. Each performance stock unit (each, an “Isle PSU”) that was outstanding immediately prior to the Isle Acquisition Date, as of the Isle Acquisition Date, (i) continued to vest or accelerate (if unvested), as the case may be, in accordance with the applicable Isle stock plan, the award agreement pursuant to which such Isle PSU was granted, and, if applicable, any other relevant agreements (such as an employment agreement), (ii) was converted into a number of performance stock units in respect of shares of ERI common stock, in an amount equal to the Stock Consideration (with aggregated fractional shares rounded to the nearest whole share) at the target level of performance, and (iii) remain subject to the same restrictions and other terms as are set forth in the Isle stock plan, the award agreement pursuant to which such Isle PSU was granted, and, if applicable, any other relevant agreements (such as an employment agreement).

Isle restricted stock units. Each restricted stock unit, deferred stock unit or phantom unit in respect of a share of Isle common stock granted under the applicable Isle stock plan or otherwise, including any such units held in participant accounts under any employee benefit or compensation plan or arrangement of Isle, other than an Isle PSU (each an “Isle RSU”) that was outstanding immediately prior to the Isle Acquisition Date, as of the Isle Acquisition Date, (i) continued to vest or accelerate (if unvested), as the case may be, in accordance with the applicable Isle stock plan, the award agreement pursuant to which such Isle RSU was granted, and, if applicable, any other relevant agreements (such as an employment agreement or applicable employee benefit plan), (ii) was converted into a number of restricted stock units, deferred stock units or phantom units, as applicable, in respect of shares of ERI common stock, in an amount equal to the Stock Consideration (with aggregated fractional shares rounded to the nearest whole share), and (iii) remain subject to the same restrictions and other terms as are set forth in the Isle stock plan, the award agreement pursuant to which such Isle RSU was granted, and, if applicable, any other relevant agreements (such as an employment agreement or applicable employee benefit plan).

On January 23, 2015, the Compensation Committee of the BOD of the Company approved the grant of 685,606 RSUs and performance awards with a fair value of $4.03 per unit, the NASDAQ average price per share on that date, to executive officers and certain key employees under the 2015 Plan, and the grant of 89,900 RSUs with a fair value of $4.03 per unit, the NASDAQ average price per share on that date, to non-employee members of the BOD under the 2015 Plan. Such awards became effective upon our stockholders’ approval of the 2015 Plan on June 23, 2015. Throughout 2015, an additional 9,171 RSUs were granted to certain employees under the 2015 Plan.

On January 22, 2016, the Compensation Committee of the BOD of the Company approved the grant of 367,519 RSUs and performance awards, to executive officers and certain key employees, and the grant of 34,920 RSUs to non-employee members of the BOD under the 2015 Plan. The RSUs had a fair value of $10.77 per unit which was the NASDAQ average price per share on that date. Throughout 2016, an additional 14,661 RSUs were granted to certain employees under the 2015 Plan.

On January 27, 2017, the Company granted 298,761 RSUs (time-based awards and performance awards with a two-year performance period) to executive officers and key employees, and 46,282 RSUs (time-based awards) to non-employee members of the BOD under the 2015 Plan. The performance awards granted in 2017 are based on a two-year performance criteria and accounted for as two sub-awards. The January 27, 2017, RSUs had a fair value of $15.50 per unit which was the NASDAQ closing price on that date. An additional 246,755 RSUs were also granted to key employees during the year ended December 31, 2017.

On January 26, 2018, the Company granted 353,897 RSUs (time-based awards and performance awards with a two-year performance period) to executive officers, key employees and non-employee members of the BOD under the 2015 Plan. The RSUs had a fair value of $32.52 per unit which was the NASDAQ closing price on that date.

A summary of the RSU activity, including performance awards and converted Isle awards, for the years ended December 31, 2015, 2016 and 2017 is as follows:

	Equity Awards	Weighted-Average Grant Date Fair Value	Weighted-Average Remaining Contractual Life	Aggregate Fair Value
			(in years)	(in millions)
Unvested outstanding as of January 1, 2015	—	$—	—	$—
Granted (1)	917,283	4.08
Vested	(89,900)	4.03
Unvested outstanding as of December 31, 2015	827,383	$4.09	2.12	$3.40
Granted (2)	410,694	10.81
Vested	(255,707)	5.83
Unvested outstanding as of December 31, 2016	982,370	$6.45	1.41	$6.33
Granted (3)	600,206	20.91
Exchanged (4)	860,557	18.94
Forfeited	(11,870)	15.74
Vested	(851,764)	18.37
Unvested outstanding as of December 31, 2017	1,579,499	$12.25	0.92	$19.35

(1)	Includes 475,409 of performance awards at 135% of target and 351,974 time-based awards at 100% of target all of which were granted in 2015.
(2)	Includes 176,632 of performance awards at 96.5% of target and 234,062 time-based awards at 100% of target.
(3)

Includes 107,309 of performance awards at 108.5% of target, 100,833 of performance awards at 100% of target and 392,064 time-based awards at 100% of target. Performance awards granted in 2017 are based on a two-year performance criteria and accounted for as two sub-awards.

(4)	Represents exchanged Isle RSUs as a result of the Isle Acquisition based on the average of the ERI share price on the grant dates.

As of December 31, 2017 and 2016, the Company had $11.1 million and $2.5 million, respectively, of unrecognized compensation expense, including 2017 performance awards at 108.5% and 100% of target, respectively, and 2016 performance awards at 96.5% target, related to unvested RSUs. The RSUs are expected to be recognized over a weighted-average period of 0.92 years and 1.41 years, respectively.

During the first quarter of 2016, the Company’s chief operating officer terminated employment and the chief financial officer retired. In conjunction with the termination and retirement, unvested RSUs totaling 167,511, which were outstanding as of December 31, 2015, immediately vested representing an additional $0.5 million included in stock compensation expense during the first quarter of 2016. Additionally, severance costs totaling $1.4 million were recognized during the first quarter of 2016.

These amounts are included in corporate expenses and, in the case of certain property positions, general and administrative expenses in the Company’s consolidated statements of income. We recognized a reduction in income tax expense of $1.0 million and $0.8 million for the year ended December 31, 2017 and 2016, respectively, for excess tax benefits related to stock-based compensation.

A summary of the ERI Stock Option activity for the years ended December 31, 2015, 2016 and 2017:

				Weighted-	Weighted-
				Average	Average
		Range of		Exercise	Remaining	Aggregate
	Options	Exercise Prices		Price	Contractual Life	Intrinsic Value
					(in years)	(in millions)
Outstanding and Exercisable as of January 1, 2015	398,200	$2.44	$16.27	$7.88	4.54	$0.2

Expired	(86,000)		$11.30	$11.30
Outstanding and Exercisable as of December 31, 2015	312,200	$2.44	$16.27	$6.94	3.47	$1.3

Expired	(10,000)		$11.30	$11.30
Exercised	(132,900)	$2.44	$3.94	$2.89
Outstanding and Exercisable as of December 31, 2016	169,300	$2.44	$16.27	$9.94	0.86	$1.2
Exchanged (1)	1,351,168	$6.87	$15.60	10.12
Expired	(62,871)	$2.44	$12.29	$4.63
Exercised	(1,185,745)	$6.87	$16.27	$10.45
Outstanding and Exercisable as of December 31, 2017	271,852	$3.94	$15.60	$9.63	1.04	$6.4

There were 1,185,745 options exercised and 62,871 options expired in 2017. There were 132,900 options exercised and 10,000 options expired in 2016. There were no options exercised in 2015. Cash received from the exercise of stock options was $2.9 million and $0.4 million for the years ended December 31, 2017 and 2016, respectively. The Company recognized a tax benefit from the stock option exercises of $1.0 million and $0.8 million in 2017 and 2016, respectively.

A summary of the ERI Restricted Stock Awards activity for the year ended December 31, 2017 is as follows:

		Weighted-
		Average
		Grant Date
	Restricted Stock	Fair Value

Outstanding as of December 31, 2016	—	$—
Exchanged (1)	180,374	19.23
Forfeited	(1,602)	19.13
Vested	(167,963)	19.24
Outstanding as of December 31, 2017	10,809	$19.13

(1)	Represents exchanged Isle Restricted Stock Awards as a result of the Isle Acquisition.

The Company’s unrecognized compensation cost for unvested restricted stock awards was $0.1 million as of December 31, 2017. The weighted average remaining life was 0.4 years and had an aggregate fair value of $0.1 million at December 31, 2017.